Lease (Details) - Schedule of components of finance leases obligation - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance lease cost:
Depreciation	$ 47,819	$ 47,819
Interest on lease liabilities	4,450	7,290
Operating lease cost	425,280	483,398
Short-term lease cost	86,125	68,472
Variable lease cost
Sublease income
Total lease cost	563,674	606,979
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	450,807	457,508
Financing cash flows from finance leases	$ 53,846	53,845
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 1,107,206
Weighted-average remaining lease term – finance leases	10 months 24 days	1 year 10 months 24 days
Weighted-average remaining lease term – operating leases	1 year	1 year 6 months
Weighted-average discount rate – finance leases	2.50%	2.50%
Weighted-average discount rate – operating leases	8.00%	8.00%